Assets Held for Sale (Tables)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Components of Assets and Liabilities Held for Sale

The components of assets and liabilities held for sale in the unaudited condensed consolidated balance sheet as of November 30, 2012 were as follows:

Accounts receivable	$3.5
Equipment	0.1
Estimated costs to divest	(3.6)

Assets held for sale	$—

Accounts payable	$0.1
Other liabilities	1.0

Liabilities held for sale	$1.1

The components of assets and liabilities held for sale in the Consolidated Balance Sheets are as follows:

	As of November 30,
	2012	2011
	(In millions)
Accounts receivable	$3.5	$6.0
Equipment	0.1	0.1
Estimated costs to divest, recorded as part of unusual items	(3.6)	—

Assets held for sale	$—	$6.1

Accounts payable	$0.1	$0.4
Other liabilities	1.0	0.9

Liabilities held for sale	$1.1	$1.3